Events after the balance sheet date	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after the balance sheet date
12. Events after the balance sheet date
On 21 July 2023, we announced that the Group would form a joint venture with the Giampaolo Group to manufacture and market recycled aluminium products. Under the terms of the agreement, the Group will acquire a 50% equity stake in Giampaolo Group's wholly-owned Matalco business for US$700 million, subject to usual closing adjustments. Matalco has 6 facilities in the US and 1 in Canada, with capacity to produce around 900,000 tonnes of recycled aluminium a year. Matalco's leadership team will continue to manage its operations and Rio Tinto will be responsible for sales and marketing following a transition period after completion of the transaction. We expect the transaction to complete in the first half of 2024, subject to customary regulatory approvals.
There were no other significant events after the balance sheet date requiring disclosure.